INVESTMENTS - Narrative (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2023 CAD ($) entity	Dec. 31, 2023 CAD ($) entity	Dec. 31, 2022 CAD ($)
Disclosure of joint ventures [line items]
Proceeds from sales of investments other than investments accounted for using equity method	$ 829,000,000	$ 829,000,000	$ 0
Realized losses		(261,000,000)	0
Unrealized losses		$ 0	381,000,000
Number of entities disposed | entity	2	2
Reclassification to retained earnings for disposition of FVTOCI investments, net of tax (note 20)		$ 0	0
Retained earnings
Disclosure of joint ventures [line items]
Reclassification to retained earnings for disposition of FVTOCI investments, net of tax (note 20)		$ 367,000,000	$ 19,000,000
Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest		37.50%
Maple Leaf Sports and Entertainment Limited (MLSE) | Parent Company and BCE, Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest		75.00%
Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest		50.00%
Glentel | BCE Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest		50.00%